UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2014 (Unaudited)

ATAC Inflation Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 127.1%
iShares Core S&P 500 Fund *	182,090	$35,301,788
iShares Russell 1000 Fund *	327,803	35,284,715
iShares S&P 100 Fund *	412,568	35,303,444
SPDR S&P 500 Fund *	183,227	35,295,017

Total Exchange-Traded Funds
(Cost $141,107,159)		141,184,964

SHORT-TERM INVESTMENT - 2.1%
Invesco Treasury Portfolio, 0.01% ^
(Cost $2,324,626)	2,324,626	2,324,626

Total Investments - 129.2%
(Cost $143,431,785)		143,509,590
Other Assets and Liabilities, Net - (29.2%)		(32,398,480)
Total Net Assets - 100.0%		$111,111,110

*
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^	Variable Rate Security- The rate shown is the rate in effect as of May 31, 2014.
^	Variable Rate Security- The rate shown is the rate in effect as of May 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$141,184,964	$-	$-	$141,184,964
Short-Term Investment	2,324,626	-	-	2,324,626
Total Investments	$143,509,590	$-	$-	$143,509,590

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended May 31, 2014, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Gain (Loss)
Direxion Daily Emerging Markets Bull 3X	-	2,012,684	2,012,684	-	$ -	$ 217,374
PIMCO 25+ Year Zero Coupon US Treasury Fund	141,342	302,454	443,796	-	$ 39,055	$ (585,105)
SPDR Barclays Long Term Treasury Fund	50,624	95,182	145,806	-	$ 22,390	$ (113,237)
Vanguard Extended Duration Treasury Fund	196,605	596,261	792,866	-	$ 145,695	$ (39,207)
Vanguard Long-Term Government Bond Fund	94,599	177,852	272,451	-	$ 32,184	$ (211,787)

Schedule of Investments May 31, 2014 (Unaudited)

ATAC Beta Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 97.0%
Consumer Discretionary Select Sector SPDR Fund	931	$61,139
Energy Select Sector SPDR Fund	636	60,598
Financial Select Sector SPDR Fund	2,818	62,813
Industrial Select Sector SPDR Fund	942	50,915
Materials Select Sector SPDR Fund *	6,375	312,885
Technology Select Sector SPDR Fund	1,740	65,807

Total Exchange-Traded Funds
(Cost $598,662)		614,157

SHORT-TERM INVESTMENT - 0.8%
Invesco Treasury Portfolio, 0.01% ^
(Cost $5,430)		5,430

Total Investments - 97.8%
(Cost $604,092)		619,587
Other Assets and Liabilities, Net - 2.2%		13,787
Total Net Assets - 100.0%		$633,374

*
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^ Variable Rate Security- The rate shown is the rate in effect as of May 31, 2014.
^ Variable Rate Security- The rate shown is the rate in effect as of May 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$614,157	$-	$-	$614,157
Short-Term Investment	5,430	-	-	5,430
Total Investments	$619,587	$-	$-	$619,587

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

	ATAC Inflation Rotation Fund*	ATAC Beta Rotation Fund
Cost of investments	$143,431,785	$604,092
Gross unrealized appreciation	77,805	15,495
Gross unrealized depreciation	-	-
Net unrealized appreciation	$77,805	$15,495

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                             James R. Arnold, President

Date   July 22, 2014

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   July 22, 2014